Matthews Asia Dividend Fund	September 30, 2021

Schedule of Investmentsa (unaudited)

COMMON EQUITIES: 92.8%

	Shares	Value

JAPAN: 30.9%
MISUMI Group, Inc.	3,489,900	$148,492,001
KATITAS Co., Ltd.†	4,186,900	147,581,329
Lixil Corp.	4,632,900	134,277,171
Hoya Corp.	624,900	97,496,158
Dai-ichi Life Holdings, Inc.	4,352,000	95,182,898
Shiseido Co., Ltd.	1,415,000	95,101,405
AGC, Inc.	1,832,200	94,417,390
Rakus Co., Ltd.	2,581,800	91,474,445
Olympus Corp.	4,046,600	88,571,931
Anritsu Corp.	4,887,900	87,226,268
Oriental Land Co., Ltd.	531,100	85,919,119
Daifuku Co., Ltd.	872,100	81,790,602
Disco Corp.	291,800	81,729,593
Bandai Namco Holdings, Inc.	1,017,700	76,508,347
BELLSYSTEM24 Holdings, Inc.†	5,045,500	75,064,734
Nintendo Co., Ltd.	133,500	63,797,362
Japan Steel Works, Ltd.	2,074,900	53,703,884
MANI, INC.	2,038,000	38,876,014
Mitsubishi Pencil Co., Ltd.	2,330,300	29,957,530
ORIX Corp.	566,800	10,605,694

Total Japan		1,677,773,875

CHINA/HONG KONG: 27.3%
Minth Group, Ltd.†	61,819,000	211,486,804
Tencent Holdings, Ltd.	2,482,700	148,214,107
Pharmaron Beijing Co., Ltd. A Shares	3,819,564	127,401,470
Link REIT	13,998,600	119,874,903
Shenzhou International Group Holdings, Ltd.	5,008,700	106,302,001
OPT Machine Vision Tech Co., Ltd. A Shares	1,765,748	102,653,814
Postal Savings Bank of China Co., Ltd. H Shares[b,c]	145,712,000	100,170,451
China Education Group Holdings, Ltd.[c]	46,340,000	79,932,766
AIA Group, Ltd.	6,731,800	77,445,367
Autel Intelligent Technology Corp., Ltd. A Shares	6,972,742	76,286,199
Jinxin Fertility Group, Ltd.[b,c,d]	45,570,000	67,584,109
Yuexiu Transport Infrastructure, Ltd.†	93,902,000	62,483,523
Baidu, Inc. A Shares[d]	2,871,450	55,213,919
HKBN, Ltd.	46,397,623	54,760,454
MINISO Group Holding, Ltd. ADR	2,581,900	39,348,156
Pharmaron Beijing Co., Ltd. H Shares[b,c]	1,609,500	38,396,119
Zhou Hei Ya International Holdings Co., Ltd.[b,c]	15,799,500	15,949,867

Total China/Hong Kong		1,483,504,029

AUSTRALIA: 7.9%
Breville Group, Ltd.†	7,461,473	153,609,957
IDP Education, Ltd.	5,145,961	124,599,679
QBE Insurance Group, Ltd.	9,289,996	76,532,848
PEXA Group, Ltd.[d]	3,811,149	45,079,711
Treasury Wine Estates, Ltd.	3,312,124	29,206,263

Total Australia		429,028,458

VIETNAM: 5.4%
Hoa Phat Group JSC	43,403,975	100,358,215
Vinhomes JSC[b,c]	22,415,510	77,108,338
Asia Commercial Bank JSC[d]	47,032,830	65,141,680

	Shares	Value
FPT Corp.	6,835,000	$27,880,339
Vietnam Dairy Products JSC	6,241,900	24,517,357

Total Vietnam		295,005,929

TAIWAN: 4.6%
Taiwan Semiconductor Manufacturing Co., Ltd.	7,426,469	153,594,881
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	885,740	98,892,871

Total Taiwan		252,487,752

INDIA: 4.6%
Minda Industries, Ltd.	13,619,268	134,609,315
HDFC Bank, Ltd.	5,355,089	114,482,476

Total India		249,091,791

SOUTH KOREA: 3.9%
POSCO	288,057	79,318,998
Hugel, Inc.[d]	445,972	64,498,235
KakaoBank Corp.[d]	819,839	47,362,321
Samsung Electronics Co., Ltd.	351,462	21,788,746

Total South Korea		212,968,300

SINGAPORE: 3.7%
BOC Aviation, Ltd.[b,c]	8,865,900	73,977,169
NetLink NBN Trust[c]	93,023,700	68,126,398
Ascendas India Trust	57,288,600	60,089,573

Total Singapore		202,193,140

PHILIPPINES: 1.9%
Globe Telecom, Inc.	1,786,250	104,492,649

Total Philippines		104,492,649

INDONESIA: 1.4%
PT Bank Rakyat Indonesia Persero	274,935,584	73,283,194

Total Indonesia		73,283,194

BANGLADESH: 1.2%
GrameenPhone, Ltd.	14,140,431	62,729,835

Total Bangladesh		62,729,835

TOTAL COMMON EQUITIES		5,042,558,952

(Cost $3,970,772,998)

PREFERRED EQUITIES: 4.3%

SOUTH KOREA: 4.3%
LG Chem, Ltd., Pfd.	468,568	147,274,118
Samsung Electronics Co., Ltd., Pfd.	1,498,378	87,413,437

Total South Korea		234,687,555

TOTAL PREFERRED EQUITIES		234,687,555

(Cost $98,014,703)

matthewsasia.com | 800.789.ASIA	1

Matthews Asia Dividend Fund	September 30, 2021

Schedule of Investmentsa (unaudited) (continued)

PREFERRED EQUITIES (continued)

Value

TOTAL INVESTMENTS: 97.1%	$5,277,246,507
(Cost $4,068,787,701)

CASH AND OTHER ASSETS, LESS LIABILITIES: 2.9%	156,334,044

NET ASSETS: 100.0%	$5,433,580,551

a	Certain securities were fair valued under the valuation policies approved by the Board of Trustees.

b

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Funds’ Board of Trustees. At September 30, 2021, the aggregate value is $373,186,053, which is 6.87% of net assets.

c	The securities may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

d	Non-income producing security.

†	Affiliated Issuer, as defined under the Investment Company Act of 1940 (ownership of 5% or more of the outstanding voting securities of this issuer)

ADR	American Depositary Receipt

JSC	Joint Stock Co.

Pfd.	Preferred

REIT	Real Estate Investment Trust

Other information regarding the Fund is available in the Funds’ most recent report to shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

2	MATTHEWS ASIA FUNDS